SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Nov. 11, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Jun. 30, 2019 ₪ / shares
Provision for litigation				$ 10,000
Ordinary shares, par value | ₪ / shares					₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Increase operating lease right-of-use		$ 1,585
Amounts of severance payment expenses		$ 329	$ 242	$ 174
Subsequent Event [Member]
Amounts of severance payment expenses	$ 337
Minimum [Member]
Short-term deposits annual interest rate		0.15%	0.35%
Maximum [Member]
Short-term deposits annual interest rate		2.35%	2.90%